Supplement dated July 7, 2017
 to the Prospectus dated October 31, 2016

This Supplement updates certain information in the Prospectus for the Penn Capital Senior Floating Rate Income Fund (the “Fund”), a series of the PENN Capital Funds Trust. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-844-302-PENN or at www.penncapitalfunds.com.

Penn Capital Senior Floating Rate Income Fund

Effective immediately, David H. Jackson has been added as a portfolio manager for the Fund.  All references to Kevin Roche are removed.
The following replaces the text under Management on page 21:

Investment Advisor
Penn Capital Management Company, Inc. is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers:
Richard A. Hocker, Founder, Chief Investment Officer and Chief Executive Officer of the Advisor. He has managed the Fund since inception in 2015.

David H. Jackson, Portfolio Manager of the Advisor. He has managed the Fund since July 2017.

The following information is added under Portfolio Managers—Penn Capital Senior Floating Rate Income Fund on page 35:

David H. Jackson, Portfolio Manager. Information about Mr. Jackson is provided above. Mr. Jackson has managed the Fund since July 2017.

Supplement dated July 7, 2017
to the Statement of Additional Information (“SAI”) dated October 31, 2016

This Supplement updates certain information in the SAI for the Penn Capital Senior Floating Rate Income Fund (the “Fund”), a series of the PENN Capital Funds Trust. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-844-302-PENN or at www.penncapitalfunds.com.

Effective immediately, David H. Jackson has been added as a portfolio manager for the Fund.  All references to Kevin Roche are removed.
The following is added to the Portfolio Managers Ownership in the Funds section on page 42:

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund
Penn Capital Senior Floating Rate Income Fund
David H. Jackson*	None

*Information with respect to Mr. Jackson’s ownership of shares of the Penn Capital Senior Floating Rate Income Fund is provided as of May 31, 2017.